Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total charge in the period	£ 456	£ 485	£ 203
Undrawn balance
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total charge in the period	(15)	(10)	1
At amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total charge in the period	470	495	196
Financial assets at FVOCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total charge in the period	1		6
Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total charge in the period	£ 470	497	200
Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total charge in the period		£ (2)	£ (4)